Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassified to investment accounted for using equity method	$ 0	$ 64	$ 0
Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	4,066	5,116	5,478
Acquisition	364	106
Disposal	0	(5)
Reclassified from investments accounted for using equity method			2
Reclassified to investment accounted for using equity method		(64)
Recognized in profit or loss under “Other gains and losses”	(215)	251	(101)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	52	(1,294)	(263)
Proceeds from capital reduction of the investees	(29)	(44)
Ending Balance	4,238	4,066	5,116
Level 3 [Member] | Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	909	677	778
Acquisition	348	25
Disposal	0	0
Reclassified from investments accounted for using equity method			0
Reclassified to investment accounted for using equity method		0
Recognized in profit or loss under “Other gains and losses”	(215)	251	(101)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	0	0	0
Proceeds from capital reduction of the investees	(22)	(44)
Ending Balance	1,020	909	677
Unrealized gain or loss	(209)	232	(101)
Level 3 [Member] | Measured at FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	3,157	4,439	4,700
Acquisition	16	81
Disposal	0	(5)
Reclassified from investments accounted for using equity method			2
Reclassified to investment accounted for using equity method		(64)
Recognized in profit or loss under “Other gains and losses”	0	0	0
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	52	(1,294)	(263)
Proceeds from capital reduction of the investees	(7)	0
Ending Balance	$ 3,218	$ 3,157	$ 4,439